Other Income - Additional information (Details) £ in Thousands	Jun. 30, 2023 GBP (£)	Dec. 31, 2022 GBP (£) grant
Other Income [Abstract]
Number of grants operated | grant		4
Grants, maximum amount receivable | £	£ 367	£ 561